Postretirement Benefits (Tables)	12 Months Ended
May 31, 2014
Pension Plan, Defined Benefit
Components of Net Periodic Pension and Postretirement Costs

Net periodic pension cost consisted of the following for the year ended May 31:

	U.S. Plans			Non-U.S. Plans
(In thousands)	2014	2013	2012	2014	2013	2012
Service cost	$27,056	$25,950	$19,906	$4,375	$4,337	$3,731
Interest cost	18,039	16,240	15,307	7,382	7,246	8,076
Expected return on plan assets	(20,761)	(17,431)	(17,416)	(8,411)	(7,715)	(7,867)
Amortization of:
Prior service cost	334	348	352	19	7	10
Net actuarial losses recognized	13,222	16,888	8,510	2,448	2,771	2,169
Curtailment/settlement (gains) losses	—	72	—	44	234	—

Net Pension Cost	$37,890	$42,067	$26,659	$5,857	$6,880	$6,119

Amounts Recognized in Consolidated Balance Sheet

Amounts recognized in the Consolidated Balance Sheets for the years ended May 31, 2014 and 2013 are as follows:

	U.S. Plans		Non-U.S. Plans
(In thousands)	2014	2013	2014	2013
Noncurrent assets	$—	$—	$227	$—
Current liabilities	(15)	(43)	(458)	(436)
Noncurrent liabilities	(194,462)	(160,683)	(24,858)	(30,501)

Net Amount Recognized	$(194,477)	$(160,726)	$(25,089)	$(30,937)

Pretax Net Actuarial Loss, Prior Service (Costs) and Transition Assets/(Obligations) Recognized in Accumulated Other Comprehensive Income (Loss) not Affecting Retained Earnings

The following table presents the pretax net actuarial loss, prior service (costs) and transition assets/(obligations) recognized in accumulated other comprehensive income (loss) not affecting retained earnings:

	U.S. Plans		Non-U.S. Plans
(In thousands)	2014	2013	2014	2013
Net actuarial loss	$(185,320)	$(161,835)	$(52,573)	$(57,882)
Prior service (costs)	(997)	(1,331)	(423)	(51)

Total recognized in accumulated other comprehensive income not affecting retained earnings	$(186,317)	$(163,166)	$(52,996)	$(57,933)

Changes Recognized in Other Comprehensive Income

The following table includes the changes recognized in other comprehensive income:

	U.S. Plans		Non-U.S. Plans
(In thousands)	2014	2013	2014	2013
Changes in plan assets and benefit obligations recognized in other comprehensive income:
Prior service cost	$—	$—	$384	$—
Net loss (gain) arising during the year	36,707	(26,291)	(2,673)	(2,197)
Effect of exchange rates on amounts included in AOCI			(137)	300
Amounts recognized as a component of net periodic benefit cost:
Amortization or curtailment recognition of prior service credit (cost)	(334)	(348)	(19)	(48)
Amortization or settlement recognition of net gain (loss)	(13,222)	(16,960)	(2,492)	(2,966)

Total recognized in other comprehensive loss (income)	$23,151	$(43,599)	$(4,937)	$(4,911)

Weighted-Average Assumptions used to Determine Benefit Obligations and Net Periodic and Postretirement Costs

The following weighted-average assumptions were used to determine our year-end benefit obligations and net periodic pension cost under the plans:

	U.S. Plans		Non-U.S. Plans
Year-End Benefit Obligations	2014	2013	2014	2013
Discount rate	4.30%	4.45%	3.82%	3.95%
Rate of compensation increase	3.81%	3.14%	3.30%	3.32%

	U.S. Plans			Non-U.S. Plans
Net Periodic Pension Cost	2014	2013	2012	2014	2013	2012
Discount rate	4.45%	4.25%	5.25%	3.95%	4.19%	5.14%
Expected return on plan assets	8.50%	8.50%	8.50%	5.37%	5.32%	5.63%
Rate of compensation increase	3.14%	3.15%	3.15%	3.32%	3.76%	3.83%

POSTRETIREMENT BENEFITS
Components of Net Periodic Pension and Postretirement Costs

The following table illustrates the effect on operations of these plans for the three years ended May 31, 2014:

	U.S. Plans			Non-U.S. Plans
(In thousands)	2014	2013	2012	2014	2013	2012
Service cost - Benefits earned during the period	$—	$—	$—	$1,264	$1,185	$745
Interest cost on the accumulated obligation	297	349	416	1,225	1,188	968
Amortization of:
Prior service (credit)	(153)	(86)	(86)
Net actuarial (gains) losses	(144)	16	(58)	516	470	72

Net Periodic Postretirement Expense	$—	$279	$272	$3,005	$2,843	$1,785

Amounts Recognized in Consolidated Balance Sheet

Amounts recognized in the Consolidated Balance Sheets for the years ended May 31, 2014 and 2013 are as follows:

	U.S. Plans		Non-U.S. Plans
(In thousands)	2014	2013	2014	2013
Current liabilities	$(410)	$(642)	$(522)	$(486)
Noncurrent liabilities	(6,377)	(7,872)	(27,733)	(27,929)

Net Amount Recognized	$(6,787)	$(8,514)	$(28,255)	$(28,415)

Pretax Net Actuarial Loss, Prior Service (Costs) and Transition Assets/(Obligations) Recognized in Accumulated Other Comprehensive Income (Loss) not Affecting Retained Earnings

The following table presents the pretax net actuarial gain (loss) and prior service credits recognized in accumulated other comprehensive income (loss) not affecting retained earnings:

	U.S. Plans		Non-U.S. Plans
(In thousands)	2014	2013	2014	2013
Net actuarial gain (loss)	$1,080	$996	$(9,136)	$(10,950)
Prior service credits	1,834	516

Total recognized in accumulated other comprehensive income not affecting retained earnings	$2,914	$1,512	$(9,136)	$(10,950)

Changes Recognized in Other Comprehensive Income

The following table includes the changes recognized in other comprehensive income:

	U.S. Plans		Non-U.S. Plans
(In thousands)	2014	2013	2014	2013
Changes in plan assets and benefit obligations recognized in other comprehensive income:
Prior service cost	$(1,471)	$—	$—	$—
Net loss (gain) arising during the year	(228)	(1,014)	(766)	1,988
Effect of exchange rates on amounts included in AOCI			(532)	(9)
Amounts recognized as a component of net periodic benefit cost:
Amortization or curtailment recognition of prior service credit (cost)	153	86
Amortization or settlement recognition of net gain (loss)	144	(16)	(516)	(470)

Total recognized in other comprehensive loss (income)	$(1,402)	$(944)	$(1,814)	$1,509

Weighted-Average Assumptions used to Determine Benefit Obligations and Net Periodic and Postretirement Costs

The following weighted-average assumptions were used to determine our year-end benefit obligations and net periodic postretirement benefit costs under the plans:

	U.S. Plans		Non-U.S. Plans
Year-End Benefit Obligations	2014	2013	2014	2013
Discount rate	4.00%	3.95%	4.40%	4.50%
Current healthcare cost trend rate	12.28%	7.54%	6.31%	6.43%
Ultimate healthcare cost trend rate	4.50%	4.50%	4.20%	4.20%
Year ultimate healthcare cost trend rate will be realized	2029	2029	2030	2030

	U.S. Plans			Non-U.S. Plans
Net Periodic Postretirement Cost	2014	2013	2012	2014	2013	2012
Discount rate	3.95%	3.75%	4.75%	4.50%	4.75%	5.75%
Healthcare cost trend rate	7.54%	7.70%	7.87%	6.43%	6.92%	7.00%
Ultimate healthcare cost trend rate	4.50%	4.50%	4.50%	4.20%	4.20%	4.50%
Year ultimate healthcare cost trend rate will be realized	2029	2029	2029	2030	2030	2030

Changes in Benefit Obligations

The changes in benefit obligations of the plans at May 31, 2014 and 2013 were as follows:

	U.S. Plans		Non-U.S. Plans
(In thousands)	2014	2013	2014	2013
Accumulated postretirement benefit obligation at beginning of year	$8,514	$9,677	$28,415	$24,517
Service cost	—		1,264	1,185
Interest cost	297	349	1,225	1,188
Benefit payments	(362)	(572)	(421)	(441)
Medicare subsidy received	37	74
Plan amendments	(1,471)
Actuarial (gains) losses	(228)	(1,014)	(766)	1,988
Currency exchange rate changes			(1,462)	(22)

Accumulated and accrued postretirement benefit obligation at end of year	$6,787	$8,514	$28,255	$28,415

Increasing or Decreasing Current Healthcare Cost Trend Rates by One Percentage would affect Accumulated Postretirement Benefit Obligation and Net Postretirement Expense

Increasing or decreasing current healthcare cost trend rates by 1% would affect our accumulated postretirement benefit obligation and net postretirement expense by the following amounts for the years ended May 31, 2014 and 2013:

	U.S. Plans		Non-U.S. Plans
(In thousands)	2014	2013	2014	2013
1% Increase in trend rate
Accumulated Benefit Obligation	$239	$296	$6,502	$9,080
Postretirement Cost	11	15	727	647

1% Decrease in trend rate
Accumulated Benefit Obligation	$(209)	$(265)	$(5,011)	$(3,802)
Postretirement Cost	(10)	(13)	(534)	(481)